Significant Accounting Policies (Details) - Schedule of Disaggregates the Group’s Revenue	12 Months Ended
	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)	Sep. 30, 2021 HKD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 163,690,966	$ 20,907,484	$ 136,447,442	$ 117,565,797
Goods and services transferred at a point in time [Member]
Disaggregation of Revenue [Line Items]
Revenue	73,343,945		44,353,052	48,088,609
Services rendered over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	24,777,691		32,891,450	33,458,532
Security-Related Engineering Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	98,121,636		77,244,502	81,547,141
Goods and services transferred at a point in time one [Member]
Disaggregation of Revenue [Line Items]
Revenue
Services rendered over time one [Member]
Disaggregation of Revenue [Line Items]
Revenue	65,569,330		59,202,940	36,018,656
Security Guarding and Screening Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	65,569,330		59,202,940	36,018,656
Security systems and products and installation [Member]
Disaggregation of Revenue [Line Items]
Revenue	77,272,367		57,829,366	59,089,502
Security systems maintenance services [Member]
Disaggregation of Revenue [Line Items]
Revenue	14,672,998		10,698,776	9,840,023
Equipment leasing [Member]
Disaggregation of Revenue [Line Items]
Revenue	6,176,271		8,716,360	12,617,616
Security-Related Engineering Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	98,121,636		77,244,502	81,547,141
Security guarding services [Member]
Disaggregation of Revenue [Line Items]
Revenue	51,059,864		38,615,289	15,822,222
Screening services [Member]
Disaggregation of Revenue [Line Items]
Revenue	10,465,751		16,755,336	15,267,528
Related vocational training services [Member]
Disaggregation of Revenue [Line Items]
Revenue	4,043,715		3,832,315	4,928,906
Security Guarding and Screening Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 65,569,330		$ 59,202,940	$ 36,018,656